Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future rental payments
2019	177
2020	177
2021	119
2022	27
2023	27
$527

Schedule of minimum future lease payments
2019	220
2020	94
2021	23
$337